CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 55,270	$ 56,111
Receivables	29	54
Receivable due from related party	1,031	1,684
Prepaid expenses and deposits	764	756
Total current assets	57,094	58,605
Non-current assets
Financial assets	70,165	66,809
Investment in joint venture	85,818	54,148
Right-of-use asset	173	277
Property, plant and equipment	52	55
Total non-current assets	156,208	121,289
Total assets	213,302	179,894
Current liabilities
Accounts payable and accrued liabilities	8,711	4,330
Payable due to related party	3,152	1,364
Lease liability	125	110
Total current liabilities	11,988	5,804
Non-current liabilities
Long-term incentive plan liabilities	318	195
Lease liability	78	204
Total non-current liabilities	396	399
Total liabilities	12,384	6,203
Equity
Share capital	579,619	579,591
Equity reserves	53,112	51,998
Accumulated deficit	(431,813)	(457,898)
Total equity	200,918	173,691
Total liabilities and equity	$ 213,302	$ 179,894